Indebtedness - Schedule of Indebtedness (Details) - CAD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Indebtedness [Line Items]
Borrowings before deferred financing costs		$ 3,269,253	$ 3,098,058
Deferred financing costs, prepayment options, warrants and loss on repayment		(82,483)	(1,443)
Total		3,186,770	3,096,615
Less: current indebtedness
Long-term indebtedness		3,186,770	3,096,615
2027 Senior Unsecured Notes [Member]
Schedule of Indebtedness [Line Items]
Borrowings before deferred financing costs	[1]	289,898	318,246
2026 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Borrowings before deferred financing costs	[2]	526,694	566,728
2027 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Borrowings before deferred financing costs	[3]	306,173	323,633
Government of Canada Telesat Lightspeed Financing [Member]
Schedule of Indebtedness [Line Items]
Borrowings before deferred financing costs	[4]	294,470
Government of Quebec Telesat Lightspeed Financing [Member]
Schedule of Indebtedness [Line Items]
Borrowings before deferred financing costs	[4]	55,041
Senior Secured Credit Facilities [Member] | Term Loan B – U.S. Facility [Member]
Schedule of Indebtedness [Line Items]
Borrowings before deferred financing costs	[5]	$ 1,796,977	$ 1,889,451

[1]	On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”). During the three and six months ended June 30, 2025, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million). During the three and six months ended June 30, 2024, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $100.4 million (US$73.8 million) in exchange for $30.4 million (US$22.3 million).
[2]	On April 27, 2021, Telesat Canada issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three and six months ended June 30, 2024, Telesat repurchased 2026 Senior Secured Notes with a principal amount of $16.4 million (US$12.0 million) in exchange for $8.0 million (US$5.9 million). There were no repurchases during the three and six months ended June 30, 2025.
[3]	On December 6, 2019, Telesat Canada issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the three and six months ended June 30, 2024, Telesat repurchased 2027 Senior Secured Notes with a principal amount of $103.3 million (US$75.0 million) in exchange for $48.4 million (US$35.1 million). There were no repurchases during the three and six months ended June 30, 2025.
[4]	On September 13, 2024, Telesat LEO Inc. entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). Two advances were received during the six months ended June 30, 2025 totaling $286.5 million from the Government of Canada and $53.5 million from the Government of Quebec. There were no advances received in the three months ended June 30, 2025. The debt balances include $9.5 million of interest that was added to the principal balance of the loan.
[5]	On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the three and six months ended June 30, 2024, Telesat repurchased a portion of the Term Loan B — U.S. Facility with a principal amount of $80.2 million (US$58.7 million) in exchange for $41.7 million (US$30.5 million). There were no repurchases during the three and six months ended June 30, 2025.